Income taxes (Narrative) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2014
Prepaid income tax from Wanglin			¥ 7,349
Net operating loss carry forwards		¥ 1,187,069
Percentage of Decrease In Taxable Income Under Enterprise Income Tax Law	50.00%
Percentage of Decrease On Enterprise Income Tax Rate	50.00%